Deferred Finance Costs	2 Months Ended
Sep. 30, 2012
Deferred Finance Costs [Abstract]
Deferred Finance Costs
6.  Deferred Finance Costs

On September 4, 2012, the Company signed a commitment letter with DVB Group Merchant Bank (Asia) Ltd. (the “Lending Bank”), to provide financing for the acquisition of the Company’s PSVs. The total amount committed, amounts to the lesser of the 65% of the aggregate fair value of the PSVs on delivery and $15,275,000. The amount of the drawdown is payable in twenty-four consecutive quarterly installments of $381,875 starting three months after the drawdown and a balloon payment of $6,110,000 payable together with the last installment.

The commitment letter also provides for a work fee of $200,000 payable to the Lending Bank, irrespective whether or not the loan facility agreement is signed. The Company has accrued for this amount as finance costs within “Accrued liabilities” and “Deferred finance costs” in the accompanying consolidated balance sheet.

Furthermore, on September 4, 2012, the Company signed a commitment letter with the Lending Bank, to provide financing for the acquisition of the Company’s OSRVs. The total amount committed, amounts to the lesser of the 65% of the aggregate fair value of the OSRVs on delivery and $45,890,000, of which $15,340,000 represents the bank financing for the installation of oil spill recovery equipment. The amount of the drawdown is payable in twenty-four consecutive quarterly installments of $1,147,250 each, starting three months after the drawdown and a balloon payment of $18,356,000 payable together with the last installment.

The commitment letter also provides for work fee of $803,000 payable to the Lending Bank irrespective whether or not the loan facility agreement is signed. The Company has accrued for this amount as finance costs and are included under “Accrued liabilities” and “Deferred finance costs.” in the accompanying consolidated balance sheet.

The amortization of deferred finance costs, which represent an asset of the Company as of September 30, 2012 will commence upon the drawdown of the loans using the effective interest rate method.